INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2020
Income Tax Disclosure [Abstract]
Summary of Tax Credit Carryforwards	Loss before income taxes consists of the following:
	Year Ended November 30,
	2020	2019
United States	$(13,572,909)	$(4,199,856)
Foreign	1,312,113	(209,929)
Total	$(12,260,796)	$(4,409,785)

Schedule of components of the provision for income taxes

The components of the provision for income taxes is as follows:

	Year Ended November 30,
	2020	2019
Current expense (benefit):
Federal	$—	$—
State	—	—
Foreign	292,529	—
Total current expense (benefit):	292,529	—

Deferred expense (benefit):
Federal	—	—
State	—	—
Foreign	—	—
Total deferred expense (benefit)	—	—

Total income tax expense (benefit)	$292,529	$—

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended November 30,
	2020	2019
Income at US statutory rate	21.00%	21.00. %
State taxes, net of Federal benefit	6.58%	9.24. %
Permanent differences	(13.60%)	(5.44%)
Foreign rate differential	(0.75%)	0.34. %
Valuation allowance	(12.30%)	(24.34%)
Other	(3.32%)	(0.79%)
Total	(2.39%)	0.00%

Schedule of Deferred Tax Assets and Liabilities

The net deferred income tax asset balance related to the following:

	November 30,
	2020	2019
Depreciation and amortization	$(270,488)	$(88,502)
Stock compensation	334,898	96,033
Inventory reserve	28,533	15,611
Bad debt reserve	3,331	—
Accrued payroll	183,044	—
Warranty reserve	89,578	—
Net operating loss (“NOL”) carryforwards	5,951,914	5,845,058
Total deferred tax assets	6,320,808	5,868,199
Valuation allowance	(6,320,808)	(5,868,199)
Net deferred tax assets (liabilities)	$—	$—